Fair value measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair value measurement
Schedule of classification of assets and liabilities that are recorded at fair value and measured on a recurring basis

	September 30, 2022			December 31, 2021
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Investments subject to significant influence	5,882	—	—	7,044	—	—
Other investments	1,621	—	—	1,802	—	—
Total financial assets	$7,503	$—	$—	$8,846	$—	$—
Financial liabilities:
Convertible notes	—	—	—	—	—	54,975
Deferred consideration payable	—	—	—	—	—	26,562
Total financial liabilities	$—	$—	$—	$—	$—	$81,537

	December 31, 2021			December 31, 2020
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets:
Investments subject to significant influence	7,044	—	—	6,707	—	—
Other investments	1,802	—	—	1,196	—	—
Total financial assets	$8,846	$—	$—	$7,903	$—	$—
Financial liabilities:
Ivanhoe Electric convertible notes	—	—	54,975	—	—	—
Deferred consideration payable	—	—	26,562	—	—	—
Total financial liabilities	$—	$—	$81,537	$—	$—	$—